Key Management Personnel - Summary of Key Management Personnel (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 12,794,925	$ 12,687,272	$ 13,599,217
Post-employment benefits	589,573	634,005	659,020
Share-based payments	10,569,238	11,143,944	11,455,666
Total	$ 23,953,736	$ 24,465,221	$ 25,713,903